Segment Information and Concentrations (Details Narrative)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Torbal Scales Division
Net sales percentage	24.00%	20.00%	24.00%	23.00%
Total revenue	20.00%	19.00%	21.00%	21.00%
Three Customerst [Member]
Net sales percentage	19.00%	26.00%	20.00%	23.00%
Total revenue	16.00%	25.00%	17.00%	21.00%
Benchtop Laboratory Operations Equipment [Member]
Net sales percentage	50.00%	55.00%	49.00%	51.00%
Total revenue	42.00%	52.00%	42.00%	47.00%